SHARE CAPITAL - Disclosure of Stock Options Outstanding (Details)	12 Months Ended
	May 31, 2025 Share $ / shares	May 31, 2024 Share $ / shares	May 31, 2023 Share $ / shares
Disclosure of classes of share capital [line items]
Number of Options | Share	3,323,223	2,454,940	2,225,860
Weighted Average Exercise Price | $ / shares	$ 4.0988	$ 2.7107	$ 2.5029
Weighted Average Life (years)	4 years 6 months 29 days	5 years 8 months 15 days
April 30, 2031 [Member]
Disclosure of classes of share capital [line items]
Number of Options | Share	848,659
Weighted Average Exercise Price | $ / shares	$ 2.1125
Weighted Average Life (years)	5 years 10 months 28 days
February 20, 2032 [Member]
Disclosure of classes of share capital [line items]
Number of Options | Share	356,463
Weighted Average Exercise Price | $ / shares	$ 2.34
Weighted Average Life (years)	6 years 8 months 19 days
June 20, 2032 [Member]
Disclosure of classes of share capital [line items]
Number of Options | Share	123,077
Weighted Average Exercise Price | $ / shares	$ 2.275
Weighted Average Life (years)	7 years 18 days
December 29, 2027 [Member]
Disclosure of classes of share capital [line items]
Number of Options | Share	611,931
Weighted Average Exercise Price | $ / shares	$ 3.25
Weighted Average Life (years)	2 years 6 months 29 days
September 11, 2028 [Member]
Disclosure of classes of share capital [line items]
Number of Options | Share	175,386
Weighted Average Exercise Price | $ / shares	$ 3.5425
Weighted Average Life (years)	3 years 3 months 10 days
November 29, 2028 [Member]
Disclosure of classes of share capital [line items]
Number of Options | Share	69,231
Weighted Average Exercise Price | $ / shares	$ 3.5425
Weighted Average Life (years)	3 years 5 months 26 days
January 29, 2026 [Member]
Disclosure of classes of share capital [line items]
Number of Options | Share	92,308
Weighted Average Exercise Price | $ / shares	$ 4.16
Weighted Average Life (years)	7 months 28 days
August 6, 2029 [Member]
Disclosure of classes of share capital [line items]
Number of Options | Share	776,168
Weighted Average Exercise Price | $ / shares	$ 6.5
Weighted Average Life (years)	4 years 2 months 4 days
January 15, 2030 [Member]
Disclosure of classes of share capital [line items]
Number of Options | Share	270,000
Weighted Average Exercise Price | $ / shares	$ 9
Weighted Average Life (years)	4 years 7 months 13 days